Current and non-current inventories - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current and non-current inventories
Materials and supplies	€ 1,721	€ 1,628
Inventories	6,259	6,186
Inventories held for compliance purposes	1,595	1,576
Accumulated impairment
Current and non-current inventories
Inventories	567	583
Natural gas and oil products
Current and non-current inventories
Finished products and goods	2,164	2,376
Chemical products
Current and non-current inventories
Finished products and goods	742	666
Oil and petroleum
Current and non-current inventories
Inventories held for compliance purposes	1,575	1,555
Exploration & Production
Current and non-current inventories
Materials and supplies	€ 1,685	€ 1,490